Goodwill - Changes in Carrying Value by Segment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Goodwill
Balance	$ 3,270,952,000	$ 1,545,424,000
Currency translation adjustments	2,732,000	(3,144,000)
Balance	3,264,071,000	3,270,952,000	$ 1,545,424,000
NetSpend, Inc.
Goodwill
Tax adjustment	1,795,000	584,000	627,000
TransFirst
Goodwill
Acquisition		1,728,088,000
Acquisition adjustments	(11,408,000)
Issuer Solutions
Goodwill
Balance	94,946,000	98,090,000
Currency translation adjustments	2,732,000	(3,144,000)
Balance	97,678,000	94,946,000	98,090,000
Merchant Solutions
Goodwill
Balance	2,141,836,000	413,748,000
Balance	2,130,428,000	2,141,836,000	413,748,000
Merchant Solutions | TransFirst
Goodwill
Tax adjustment	(12,100,000)
Acquisition		1,728,088,000
Acquisition adjustments	(11,408,000)
Netspend
Goodwill
Balance	1,034,170,000	1,033,586,000
Balance	1,035,965,000	1,034,170,000	$ 1,033,586,000
Netspend | NetSpend, Inc.
Goodwill
Tax adjustment	$ 1,795,000	$ 584,000